QS VARIABLE GROWTH

Schedules of investments (unaudited)	September 30, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		350,193	$6,940,819
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,914,199	22,530,127
QS International Equity Fund, Class IS Shares		1,123,342	17,366,864
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,481,454	16,577,473
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		325,775	8,496,205
ClearBridge Large Cap Growth Fund, Class IS Shares		186,154	9,791,695
ClearBridge Small Cap Growth Fund, Class IS Shares		119,928	4,541,669
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		257,116	3,373,361
Western Asset Intermediate Bond Fund, Class IS Shares		452,226	5,060,404

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $80,147,165)			94,678,617

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $418,558)	1.942%	418,558	418,558

TOTAL INVESTMENTS - 100.1% (Cost - $80,565,723)			95,097,175
Liabilities in Excess of Other Assets - (0.1)%			(90,681)

TOTAL NET ASSETS - 100.0%			$95,006,494

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	September 30, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		77,443	$1,534,927
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		554,471	6,526,121
QS International Equity Fund, Class IS Shares		278,312	4,302,708
QS U.S. Small Capitalization Equity Fund, Class IS Shares		395,043	4,420,535
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		144,717	3,774,206
ClearBridge Large Cap Growth Fund, Class IS Shares		55,159	2,901,348
ClearBridge Small Cap Growth Fund, Class IS Shares		28,813	1,091,125
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		232,484	3,050,194
Western Asset Intermediate Bond Fund, Class IS Shares		408,530	4,571,452

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $27,581,276)			32,172,616

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $121,374)	1.942%	121,374	121,374

TOTAL INVESTMENTS - 100.1% (Cost - $27,702,650)			32,293,990
Liabilities in Excess of Other Assets - (0.1)%			(47,872)

TOTAL NET ASSETS - 100.0%			$32,246,118

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	September 30, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,144,230	$13,467,585
QS International Equity Fund, Class IS Shares		417,304	6,451,524
QS U.S. Small Capitalization Equity Fund, Class IS Shares		928,052	10,384,898
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		383,844	10,010,647
ClearBridge Large Cap Growth Fund, Class IS Shares		118,702	6,243,759
ClearBridge Small Cap Growth Fund, Class IS Shares		62,252	2,357,506
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,198,714	15,727,126
Western Asset Intermediate Bond Fund, Class IS Shares		2,107,841	23,586,737

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $78,580,733)			88,229,782

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $304,118)	1.942%	304,118	304,118

TOTAL INVESTMENTS - 100.0% (Cost - $78,884,851)			88,533,900
Liabilities in Excess of Other Assets - (0.0)%			(31,196)

TOTAL NET ASSETS - 100.0%			$88,502,704

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$94,678,617	—	—	$94,678,617
Short-Term Investments†	418,558	—	—	418,558

Total Investments	$95,097,175	—	—	$95,097,175

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$32,172,616	—	—	$32,172,616
Short-Term Investments†	121,374	—	—	121,374

Total Investments	$32,293,990	—	—	$32,293,990

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$88,229,782	—	—	$88,229,782
Short-Term Investments†	304,118	—	—	304,118

Total Investments	$88,533,900	—	—	$88,533,900

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
Variable Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$5,868,932	$870,000	45,826	$712,402	37,247	$2,597	—	—	$914,289	$6,940,819
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	19,169,680	2,710,000	238,851	2,442,958	215,153	17,043	—	—	3,093,405	22,530,127
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	21,395,317	995,000	65,807	7,442,849	466,348	(332,850)	—	—	2,419,396	17,366,864
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	14,092,090	2,611,869	226,295	1,686,329	118,339	(326,329)	—	$201,869	1,559,843	16,577,473
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	7,635,639	910,000	37,579	1,456,386	64,979	158,614	—	—	1,406,952	8,496,205
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	9,028,896	655,000	12,645	1,584,445	34,626	165,556	—	—	1,692,244	9,791,695
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	4,152,859	290,000	7,513	574,325	15,641	25,675	—	—	673,135	4,541,669
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	5,295,273	897,739	72,076	3,097,417	247,934	37,583	$108,198	—	277,766	3,373,361
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	7,934,160	1,378,940	127,668	4,559,326	419,037	15,674	149,547	—	306,630	5,060,404

	$94,572,846	$11,318,548		$23,556,437		$(236,437)	$257,745	$201,869	$12,343,660	$94,678,617

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
Variable Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,191,506	$225,000	12,004	$74,481	3,915	$520	—	$192,902	$1,534,927
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	5,085,113	980,000	87,717	393,129	34,737	6,871	—	854,137	6,526,121
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	5,417,418	285,000	18,849	2,003,943	126,393	(68,943)	—	604,233	4,302,708
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	3,499,605	886,988	77,545	336,555	23,594	(61,555)	$51,988	370,497	4,420,535
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	3,123,923	475,000	19,899	473,723	19,674	21,277	—	649,006	3,774,206
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	2,466,232	215,000	4,197	282,615	5,890	22,385	—	502,731	2,901,348
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	936,033	100,000	2,680	102,321	2,730	2,678	—	157,413	1,091,125
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	3,878,921	508,620	40,766	1,570,699	125,447	14,300	—	233,352	3,050,194
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	5,794,581	785,745	72,644	2,259,337	207,186	663	—	250,463	4,571,452

	$31,393,332	$4,461,353		$7,496,803		$(61,804)	$51,988	$3,814,734	$32,172,616

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
Variable Conservative Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$9,294,089	$3,565,000	317,600	$1,041,561	89,947	$(1,561)	—	$1,650,057	$13,467,585
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	9,668,233	205,000	13,788	4,528,784	285,104	(148,785)	—	1,107,075	6,451,524
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	7,349,052	3,036,698	265,724	770,033	53,954	(155,034)	$126,698	769,181	10,384,898
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	7,340,785	1,854,999	77,500	807,387	33,193	32,612	—	1,622,250	10,010,647
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	4,697,471	1,035,000	20,478	499,653	10,063	25,347	—	1,010,941	6,243,759
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	1,747,144	494,999	13,358	190,766	4,980	4,234	—	306,129	2,357,506

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
Variable Conservative Growth (continued)		Cost	Shares	Cost	Shares
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	$17,185,220	$1,651,660	130,660	$4,239,413	337,115	$30,587	—	$1,129,659	$15,727,126
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	25,671,392	2,652,073	242,789	5,916,753	540,889	(6,753)	—	1,180,025	23,586,737

	$82,953,386	$14,495,429		$17,994,350		$(219,353)	$126,698	$8,775,317	$88,229,782